Related Party Transactions (Details) - USD ($)				1 Months Ended											6 Months Ended	12 Months Ended
	Mar. 06, 2020	Mar. 05, 2020	Aug. 05, 2019	Jul. 31, 2020	Mar. 19, 2020	Dec. 02, 2019	Nov. 19, 2019	Oct. 31, 2019	Mar. 21, 2019	Jan. 31, 2019	Jan. 22, 2019	Sep. 26, 2018	Oct. 31, 2017	Aug. 31, 2016	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019
Related Party Transactions (Textual)
Receivables - related party															$ 1,595	$ 1,595
Accrued liabilities - related party															392,547	461,254
Share-based compensation expense																54,667
Professional services																23,036
Grant of RSAs, description						The Company's Board of Directors granted an aggregate of 1,900,000 RSAs to eight officers and directors at a grant date fair value of $0.82 per share of common stock for a total value of $1,558,000. The vesting period for these RSAs is as follows: 850,000 vest on the one-year anniversary of the grant date; 850,000 vest on the two-year anniversary of the original grant date; and 200,000 vest on the three-year anniversary of the original grant date.	ComSovereign's Board of Directors granted an aggregate of 24,000 restricted stock awards ("RSAs") to three executives of DragonWave and Silver Bullet at a grant date fair value of $4.40 per share of common stock for a total value of $105,600.
Grant of common stock, description										Daniel L. Hodges, Chairman and Chief Executive Officer of ComSovereign at such time, and John E. Howell, President of ComSovereign at such time, each acquired 12,000,000 shares of common stock of ComSovereign at a value of $0.0001 per share of common stock with no cash paid to ComSovereign and no services required.	Three members of the Board of Directors of ComSovereign and an executive officer of ComSovereign acquired an aggregate of 2,150,000 shares of common stock of ComSovereign at a value of $0.0001 per share of common stock with no cash paid to ComSovereign and no services required. Additionally, four executive officers of InduraPower, Lextrum and VEO acquired an aggregate of 500,000 shares of common stock of ComSovereign at a value of $0.0001 per share of common stock with no cash paid to ComSovereign and no services required.
Related party balance															$ 1,595	1,595
Description of issue an option to purchase															The Company also agreed to issue an option to purchase 100,000 shares of the Company’s common stock at a strike price of $1.00, or $100,000. This option immediately vested and terminates on September 26, 2022. Pursuant to the GSIS Agreement, GSIS is paid a fee of $10,000 per month. In addition, GSIS is paid for the expenses incurred in connection with the performance of its duties under the GSIS Agreement. Either party may terminate or renew the GSIS Agreement at any time, for any reason or no reason, upon at least 30 days’ notice to the other party. GSIS was owed $71,263 for normal monthly retainers and expenses incurred as of June 30, 2020 and $23,036 as of December 31, 2019. This amount was recorded in accrued liabilities – related party as of June 30, 2020 and December 31, 2019.
Principal amount																		$ 83,309
Chief Executive Officer [Member]
Related Party Transactions (Textual)
Accrued liabilities - related party															$ 153,761	$ 153,761
Related Party Transactions, description															Related party balance was $1,595, which represented amounts owed by Dr. Dustin McIntire, the Company’s Chief Technology Officer, for personal charges he incurred using his company credit card.	Sergei Begliarov paid $71,199 and $8,001, respectively, of expenses on behalf of InduraPower. Daniel L. Hodges, Chairman and Chief Executive Officer of ComSovereign at the time, paid $6,588 of rent on behalf of InduraPower during 2019 and an additional $65 during the six months ended June 30, 2020. Additionally, during 2019, TM Technologies, Inc. ("TM"), described below, paid $29,300 of expense on behalf of InduraPower. These amounts were recorded in accrued liabilities – related party as of June 30, 2020 and December 31, 2019.
Daniel Hodges [Member]
Related Party Transactions (Textual)
Rent paid																$ 29,120	$ 29,120
Promissory note [Member]
Related Party Transactions (Textual)
Expiration date	Jun. 30, 2020	Sep. 04, 2020												Aug. 31, 2018
Interest rate														8.50%
Promissory note, description														InduraPower did not fulfil the requirements to maintain a balance of at least $155,159 at J.P. Morgan while the promissory note is outstanding and maintain a debt service coverage ratio of at least 1.25. Due to this breach of clauses, the promissory note holder is contractually entitled to request immediate repayment of the outstanding promissory note, and/or increase the interest rate up to an additional 18% per annum.
Principal amount	$ 409,586	$ 500,000												$ 550,000
Cognitive Carbon Corporation [Member]
Related Party Transactions (Textual)
Outsourced development									$ 19,750
Outsourced development term									1 year
Outsourced software and platform development									$ 120,000
Professional services															$ 23,250	148,250
TM [Member]
Related Party Transactions (Textual)
Expiration date					Aug. 31, 2020
Outstanding amount													$ 250,000		1,292,953	1,292,953
Related Party Transactions, description								This loan was increased to $1,292,953 at an interest rate of 5% per annum with a maturity date of August 31, 2020.					This loan was increased to $1,292,953 at an interest rate of 5% per annum with a maturity date of August 31, 2020.
Mr. Hodges and his wife [Member]
Related Party Transactions (Textual)
Expiration date			Dec. 31, 2019
Aggregate principal amount			$ 200,000
Outstanding amount															$ 200,000	200,000
Interest rate			5.00%
Indura Power [Member]
Related Party Transactions (Textual)
Promissory note, description														InduraPower entered into a promissory note in the principal amount of $50,000 that bears interest at 7.785% per annum and matures on September 1, 2021. At the same time, InduraPower also entered into a promissory note in the principal amount of $450,000 with the same lender that bears interest at 9.0% per annum and matures on March 1, 2022. A requirement of the promissory notes is to maintain a balance of at least $155,159 at J.P. Morgan while the promissory notes are outstanding. Sergei Begliarov, Chief Executive Officer of InduraPower, provided cash of $153,761 to comply with the requirements of the promissory notes.
Indura Power [Member] | Promissory note [Member]
Related Party Transactions (Textual)
Accrued liabilities - related party														$ 153,761
Notes Payable - Related Party [Member]
Related Party Transactions (Textual)
Related Party Transactions, description			Hodges and his wife, loaned DragonWave $200,000 at an interest rate of 5.0% per annum and a maturity date of December 31, 2019. Interest was payable monthly while the full principal balance was due at maturity. As of June 30, 2020 and December 31, 2019, $200,000 plus accrued interest was outstanding under the loan, and the loan was past due.
Notes Payable - Related Party [Member] | Subsequent Event [Member]
Related Party Transactions (Textual)
Promissory Notes issued				$ 50,000
Global Security Innovative Strategies [Member]
Related Party Transactions (Textual)
Options to purchase of stock												100,000
Option price												$ 1.00
Expiration date												Sep. 26, 2022
Payment for management fee												$ 10,000
Kevin Hess [Member]
Related Party Transactions (Textual)
Professional services																$ 148,250